Schedule of Investments
September 30, 2020
(Unaudited)
Principal Amount		Value
Event-Linked Bonds–95.20%
Earthquake–27.41%
Acorn Re Ltd., Catastrophe Linked Notes, 2.82% (3 mo. USD LIBOR + 2.75%), 11/10/2021(a)(b)	$5,000,000	$5,021,250
Azzurro Re II DAC (Ireland), Catastrophe Linked Notes, 4.50% (3 mo. EURIBOR + 4.50%), 01/17/2024(a)(b)	500,000	587,661
Golden State Re II Ltd., Catastrophe Linked Notes, 2.46% (3 mo. USD LIBOR + 2.20%), 01/08/2023(a)(b)	1,910,000	1,912,387
International Bank for Reconstruction & Development (The) (Supranational),
Catastrophe Linked Notes, 2.58%, (3 mo. USD LIBOR + 2.50%), 02/15/2021(a)(b)	6,250,000	6,248,437
6.08%, (3 mo. USD LIBOR + 6.00%), 02/15/2021(a)(b)	2,800,000	2,820,020
3.08%, (3 mo. USD LIBOR + 3.00%), 02/15/2021(a)(b)	5,000,000	4,997,750
5.64%, (3 mo. USD LIBOR + 5.50%), 12/02/2022(a)(b)	1,650,000	1,653,135
5.79%, (3 mo. USD LIBOR + 5.65%), 12/02/2022(a)(b)	2,400,000	2,406,720
3.67%, (3 mo. USD LIBOR + 3.50%), 03/13/2024(a)(b)	2,450,000	2,453,430
9.17%, (3 mo. USD LIBOR + 9.00%), 03/13/2024 (Acquired 02/28/2020; Cost $1,750,000)(a)(b)	1,750,000	1,727,863
10.17%, (3 mo. USD LIBOR + 10.00%), 03/13/2024(a)(b)	2,000,000	1,999,050
6.67%, (3 mo. USD LIBOR + 6.50%), 03/13/2024(a)(b)	1,750,000	1,754,637
Kizuna Re II Ltd. (Japan),
Catastrophe Linked Notes, 1.97%, (3 mo. U.S. Treasury Bill Rate + 1.88%), 04/11/2023(a)(b)	3,500,000	3,503,325
2.59%, (3 mo. U.S. Treasury Bill Rate + 2.50%), 04/11/2023(a)(b)	2,550,000	2,551,912
Merna Reinsurance II Ltd.,
Catastrophe Linked Notes, 2.09% (3 mo. U.S. Treasury Bill Rate + 2.00%), 04/07/2022(a)(b)	5,000,000	5,005,000
Series A, Catastrophe Linked Notes, 2.84% (3 mo. U.S. Treasury Bill Rate + 2.75%), 04/07/2023(a)(b)	4,500,000	4,543,200
Principal Amount		Value
Earthquake–(continued)
Nakama Re Ltd. (Bermuda),
Catastrophe Linked Notes, 3.34%, (3 mo. U.S. Treasury Bill Rate + 3.25%), 01/14/2021(a)(b)	$1,300,000	$1,306,825
2.96%, (3 mo. U.S. Treasury Bill Rate + 2.88%), 01/14/2021(a)(b)	3,000,000	3,013,350
2.20%, (6 mo. USD LIBOR + 2.20%), 10/13/2021(a)(b)	3,850,000	3,853,272
3.25%, (6 mo. USD LIBOR + 3.25%), 10/13/2021(a)(b)	2,750,000	2,758,937
2.07%, (3 mo. USD LIBOR + 2.00%), 04/13/2023(a)(b)	6,500,000	6,478,875
3.07%, (3 mo. USD LIBOR + 3.00%), 04/13/2023(a)(b)	3,250,000	3,233,262
2.29%, (3 mo. U.S. Treasury Bill Rate + 2.20%), 01/14/2025(a)(b)	2,000,000	1,991,400
Sierra Ltd.,
Catastrophe Linked Notes, 3.36%, (3 mo. U.S. Treasury Bill Rate + 3.25%), 12/28/2022(a)(b)	750,000	760,013
5.86%, (3 mo. U.S. Treasury Bill Rate + 5.75%), 12/28/2022(a)(b)	750,000	759,788
Sutter Re Ltd.,
Series A, Catastrophe Linked Notes, 5.10%, (3 mo. U.S. Treasury Bill Rate + 5.00%), 06/06/2022(a)(b)	1,250,000	1,284,188
5.10%, (3 mo. U.S. Treasury Bill Rate + 5.00%), 05/23/2023(a)(b)	1,250,000	1,296,563
Series F, Catastrophe Linked Notes, 8.60%, (3 mo. U.S. Treasury Bill Rate + 8.50%), 06/06/2022(a)(b)	1,000,000	1,026,650
8.60%, (3 mo. U.S. Treasury Bill Rate + 8.50%), 05/23/2023(a)(b)	1,250,000	1,294,438
Ursa Re Ltd.,
Catastrophe Linked Notes, 5.57%, (3 mo. U.S. Treasury Bill Rate + 5.47%), 12/10/2020(a)(b)	4,700,000	4,712,455
5.34%, (3 mo. U.S. Treasury Bill Rate + 5.24%), 09/24/2021(a)(b)	1,350,000	1,353,308
5.85%, (3 mo. U.S. Treasury Bill Rate + 5.75%), 12/10/2022(a)(b)	4,000,000	4,012,600
Series 2017-1, Class C, Catastrophe Linked Notes, 4.23% (3 mo. U.S. Treasury Bill Rate + 4.14%), 12/10/2020(a)(b)	1,500,000	1,504,125
		89,825,826
Fire–0.57%
Cal Phoenix Re Ltd., Catastrophe Linked Notes, 0.55% (3 mo. USD LIBOR + 0.50%), 08/13/2021(a)(b)	5,400,000	1,890
Randolph Re Series 2020-1 (Bermuda), Catastrophe Linked Notes, 0.00%, 07/06/2021(a)(c)	2,000,000	1,860,100
		1,861,990

See accompanying notes which are an integral part of this schedule.
Invesco Master Event-Linked Bond Fund

Principal Amount		Value
Flood–4.18%
FloodSmart Re Ltd. (Bermuda),
Catastrophe Linked Notes, 11.36%, (3 mo. U.S. Treasury Bill Rate + 11.25%), 08/06/2021(a)(b)	$2,500,000	$2,514,875
13.61%, (3 mo. U.S. Treasury Bill Rate + 13.50%), 08/06/2021(a)(b)	2,750,000	2,735,562
11.94%, (1 mo. U.S. Treasury Bill Rate + 11.83%), 03/07/2022(a)(b)	3,000,000	2,990,250
15.19%, (3 mo. U.S. Treasury Bill Rate + 15.08%), 03/07/2022(a)(b)	1,000,000	996,750
11.11%, (3 mo. U.S. Treasury Bill Rate + 11.00%), 02/27/2023(a)(b)	3,000,000	2,987,550
14.61%, (3 mo. U.S. Treasury Bill Rate + 14.50%), 02/27/2023(a)(b)	1,500,000	1,493,775
		13,718,762
Longevity–0.72%
Vita Capital VI Ltd. (Multinational), Catastrophe Linked Notes, 3.08% (6 mo. USD LIBOR + 2.90%), 01/08/2021(a)(b)	2,750,000	2,347,813
Multiple Event–45.97%
3264 re Ltd. (Multinational), Catastrophe Linked Notes, 9.83% (3 mo. U.S. Treasury Bill Rate + 9.75%), 02/07/2023(a)(b)	750,000	764,213
Akibare Re Pte. Ltd. (Japan), Catastrophe Linked Notes, 2.83% (3 mo. U.S. Treasury Bill Rate + 2.75%), 04/07/2024(a)(b)	1,250,000	1,249,031
Alamo Re Ltd.,
Catastrophe Linked Notes, 3.51%, (3 mo. U.S. Treasury Bill Rate + 3.48%), 06/07/2021(a)(b)	2,000,000	2,012,700
4.56%, (1 mo. U.S. Treasury Bill Rate + 4.45%), 06/08/2022(a)(b)	500,000	503,425
Alturas Re Ltd. (Multinational), Catastrophe Linked Notes, 0.00%, 03/10/2023 (Acquired 12/27/2019; Cost $2,339,000)(a)(c)(d)	2,339,000	2,040,278
Armor Re II Ltd., Catastrophe Linked Notes, 6.44% (3 mo. U.S. Treasury Bill Rate + 5.90%), 06/08/2022(a)(b)	1,500,000	1,514,025
Atlas Capital Reinsurance 2020 DAC, Catastrophe Linked Notes, 8.35% (3 mo. U.S. Treasury Bill Rate + 8.25%), 06/10/2024(a)(b)	1,250,000	1,290,187
Atlas Capital UK PLC (Multinational),
Catastrophe Linked Notes, 6.23%, (3 mo. USD LIBOR + 6.14%), 06/07/2022(a)(b)	1,500,000	1,496,475
12.27%, (3 mo. USD LIBOR + 12.18%), 06/07/2023(a)(b)	1,000,000	1,011,350
Atlas IX Capital DAC, Catastrophe Linked Notes, 0.21% (3 mo. USD LIBOR + 0.10%), 01/07/2021(a)(b)	399,674	391,681
Baltic PCC Ltd. (United Kingdom), Catastrophe Linked Notes, 6.01% (3 mo. U.S. Treasury Bill Rate + 5.90%), 03/07/2022(b)	2,500,000	3,228,776
Principal Amount		Value
Multiple Event–(continued)
Blue Halo Re Ltd. (Bermuda),
Catastrophe Linked Notes, 0.59% (3 mo. U.S. Treasury Bill Rate + 0.50%), 06/21/2022(a)(b)	$4,500,000	$4,381,875
Series A, Catastrophe Linked Notes, 13.36% (3 mo. U.S. Treasury Bill Rate + 13.25%), 06/28/2023(a)(b)	500,000	517,100
Bowline Re Ltd. (Multinational),
Series 2018-1, Catastrophe Linked Notes, 4.85% (3 mo. U.S. Treasury Bill Rate + 4.50%), 05/23/2022(a)(b)	1,250,000	1,252,563
Series 2019-1, Catastrophe Linked Notes, 4.59%, (3 mo. U.S. Treasury Bill Rate + 4.50%), 03/20/2023(a)(b)	1,250,000	1,272,812
8.85%, (3 mo. U.S. Treasury Bill Rate + 8.85%), 03/20/2023(a)(b)	1,250,000	1,272,812
Caelus Re V Ltd.,
Catastrophe Linked Notes, 3.19%, (3 mo. U.S. Treasury Bill Rate + 3.19%), 06/07/2021(a)(b)	1,750,000	1,755,250
4.12%, (3 mo. U.S. Treasury Bill Rate + 4.64%), 06/07/2021(a)(b)	1,500,000	1,488,975
7.24%, (3 mo. U.S. Treasury Bill Rate + 7.82%), 06/07/2021(a)(b)	2,500,000	2,309,750
10.79%, (3 mo. U.S. Treasury Bill Rate + 10.70%), 06/07/2021(a)(b)	1,250,000	756,250
0.59%, (1 mo. U.S. Treasury Bill Rate + 0.50%), 06/05/2024(a)(b)	3,281,705	1,501,742
Caelus Re VI Ltd.,
Catastrophe Linked Notes, 5.59%, (3 mo. U.S. Treasury Bill Rate + 5.50%), 06/07/2023 to 06/07/2024(a)(b)	2,750,000	2,764,325
5.59%, (3 mo. U.S. Treasury Bill Rate + 2.75%), 06/07/2023(a)(b)	1,000,000	1,003,900
7.84%, (3 mo. U.S. Treasury Bill Rate + 2.75%), 06/07/2023(a)(b)	1,000,000	1,003,500
12.84%, (3 mo. U.S. Treasury Bill Rate + 2.75%), 06/07/2023(a)(b)	1,000,000	993,800
Cape Lookout Re Ltd.,
Catastrophe Linked Notes, 4.33%, (1 mo. U.S. Treasury Bill Rate + 4.24%), 02/25/2022(a)(b)	5,250,000	5,313,787
6.58%, (1 mo. U.S. Treasury Bill Rate + 6.49%), 05/09/2022(a)(b)	1,250,000	1,275,062
Citrus Re Ltd.,
Catastrophe Linked Notes, 5.31%, (6 mo. USD LIBOR + 5.31%), 03/20/2023(a)(b)	550,208	168,254
0.18%, (3 mo. U.S. Treasury Bill Rate + 0.10%), 12/31/2049(a)(b)	1,022,747	184,810
Eden Re II Ltd. (Bermuda), Catastrophe Linked Notes, 0.00%, 03/22/2024 (Acquired 12/16/2019; Cost $2,500,000)(a)(c)(d)	2,500,000	2,630,182
First Coast Re II Pte. Ltd. (Bermuda),
Catastrophe Linked Notes, 4.29%, (3 mo. U.S. Treasury Bill Rate + 3.92%), 06/07/2021(a)(b)	2,000,000	2,030,900
5.76%, (3 mo. U.S. Treasury Bill Rate + 5.25%), 06/07/2023(a)(b)	500,000	502,825
Fortius Re II Ltd. (Supranational), Catastrophe Linked Notes, 3.42% (6 mo. USD LIBOR + 3.42%), 07/07/2021(a)(b)	2,000,000	2,011,300
See accompanying notes which are an integral part of this schedule.
Invesco Master Event-Linked Bond Fund

Principal Amount		Value
Multiple Event–(continued)
Galilei Re Ltd. (Multinational),
Catastrophe Linked Notes, 13.88%, (6 mo. USD LIBOR + 13.84%), 01/08/2021(a)(b)	$3,500,000	$3,453,625
8.67%, (6 mo. USD LIBOR + 8.63%), 01/08/2021(a)(b)	1,000,000	990,250
5.17%, (6 mo. USD LIBOR + 5.13%), 01/08/2021(a)(b)	2,000,000	2,007,500
Galileo Re Ltd. (Multinational),
Catastrophe Linked Notes, 17.57%, (3 mo. USD LIBOR + 17.50%), 11/06/2020(a)(b)	3,650,000	3,669,162
7.57%, (3 mo. USD LIBOR + 7.50%), 11/06/2020(a)(b)	600,000	602,370
9.34%, (3 mo. U.S. Treasury Bill Rate + 9.25%), 01/08/2024(a)(b)	1,500,000	1,490,850
7.54%, (3 mo. U.S. Treasury Bill Rate + 7.45%), 01/08/2024(a)(b)	500,000	500,250
Herbie Re Ltd., Series A, Catastrophe Linked Notes, 9.00% (3 mo. U.S. Treasury Bill Rate + 9.00%), 07/08/2024(a)(b)	1,000,000	1,028,300
Hypatia Ltd. (Bermuda),
Series A, Catastrophe Linked Notes, 6.86% (3 mo. U.S. Treasury Bill Rate + 6.75%), 06/07/2023(a)(b)	750,000	785,100
Series B, Catastrophe Linked Notes, 9.86% (3 mo. U.S. Treasury Bill Rate + 9.75%), 06/07/2023(a)(b)	1,000,000	1,049,000
Kendall Re Ltd. (Multinational), Catastrophe Linked Notes, 5.34% (3 mo. USD LIBOR + 5.25%), 05/06/2021(a)(b)	1,250,000	1,255,938
Kilimanjaro II Re Ltd. (Supranational),
Catastrophe Linked Notes, 10.61%, (6 mo. USD LIBOR + 10.61%), 04/20/2021 to 04/21/2022(a)(b)	2,700,000	2,716,605
6.30%, (6 mo. USD LIBOR + 6.30%), 04/20/2021(a)(b)	500,000	502,375
Series 2017, Catastrophe Linked Notes, 7.91% (6 mo. USD LIBOR + 7.91%), 04/20/2021(a)(b)	2,000,000	2,006,700
Kilimanjaro III Re Ltd. (Supranational),
Catastrophe Linked Notes, 15.84%, (3 mo. U.S. Treasury Bill Rate + 15.75%), 12/19/2023 to 12/19/2024(a)(b)	5,500,000	5,479,975
9.59%, (3 mo. U.S. Treasury Bill Rate + 9.50%), 12/19/2023 to 12/19/2024(a)(b)	2,250,000	2,261,288
Kilimanjaro Re Ltd. (Supranational),
Catastrophe Linked Notes, 13.64%, (3 mo. USD LIBOR + 13.61%), 05/06/2022(a)(b)	2,000,000	2,013,100
4.97%, (3 mo. USD LIBOR + 4.94%), 05/06/2022(a)(b)	1,250,000	1,261,563
13.66%, (3 mo. USD LIBOR + 13.61%), 05/05/2023(a)(b)	3,000,000	3,022,950
4.99%, (3 mo. USD LIBOR + 4.94%), 05/05/2023(a)(b)	1,250,000	1,258,438
Limestone Re Ltd. (Multinational), Catastrophe Linked Notes, 0.00%, 03/01/2024 (Acquired 12/27/2019; Cost $2,456,000)(a)(c)(d)	2,456,000	2,722,347
Principal Amount		Value
Multiple Event–(continued)
Lion II Re DAC (Ireland), Catastrophe Linked Notes, 3.57% (3 mo. EURIBOR + 3.57%), 07/15/2021(a)(b)	$3,500,000	$4,084,595
Loma Reinsurance Bermuda Ltd. (Multinational), Catastrophe Linked Notes, 0.64% (3 mo. U.S. Treasury Bill Rate + 0.50%), 01/08/2021(a)(b)	3,750,000	900,000
Manatee Re III Pte. Ltd., Catastrophe Linked Notes, 5.47% (3 mo. U.S. Treasury Bill Rate + 5.25%), 06/07/2022(a)(b)	1,000,000	985,950
MetroCat Re Ltd. (Bermuda), Catastrophe Linked Notes, 5.50% (3 mo. U.S. Treasury Bill Rate + 5.50%), 05/28/2024(a)(b)	1,500,000	1,533,900
Mona Lisa Re Ltd.,
Catastrophe Linked Notes, 7.59%, (3 mo. U.S. Treasury Bill Rate + 7.50%), 01/09/2023(a)(b)	1,250,000	1,272,187
8.09%, (3 mo. U.S. Treasury Bill Rate + 8.00%), 01/09/2023(a)(b)	750,000	763,313
Northshore Re II Ltd. (Bermuda),
Catastrophe Linked Notes, 8.07%, (3 mo. USD LIBOR + 7.99%), 07/08/2022(a)(b)	1,250,000	1,270,063
7.59%, (3 mo. U.S. Treasury Bill Rate + 7.50%), 07/07/2023(a)(b)	1,250,000	1,275,312
Residential Reinsurance 2015 Ltd., Series 2015, Class 10, Catastrophe Linked Notes, 0.86% (3 mo. U.S. Treasury Bill Rate + 0.50%), 12/06/2020(a)(b)	4,236,783	4,234,665
Residential Reinsurance 2016 Ltd.,
Catastrophe Linked Notes, 5.71% (3 mo. U.S. Treasury Bill Rate + 5.60%), 12/06/2020(a)(b)	2,350,000	2,363,277
Series 2016, Class 10, Catastrophe Linked Notes, 0.50% (3 mo. U.S. Treasury Bill Rate + 0.50%), 12/06/2020(a)(b)	1,394,571	1,393,874
Residential Reinsurance 2017 Ltd.,
Catastrophe Linked Notes, 5.28%, (3 mo. U.S. Treasury Bill Rate + 5.17%), 06/06/2021(a)(b)	1,000,000	1,023,100
3.38%, (3 mo. U.S. Treasury Bill Rate + 3.27%), 06/06/2021(a)(b)	1,375,000	1,383,044
13.15%, (3 mo. U.S. Treasury Bill Rate + 12.72%), 12/06/2021(a)(b)	750,000	750,188
Residential Reinsurance 2018 Ltd.,
Catastrophe Linked Notes, 3.47%, (3 mo. U.S. Treasury Bill Rate + 3.36%), 06/06/2022(a)(b)	2,000,000	1,987,700
11.90%, (3 mo. U.S. Treasury Bill Rate + 11.79%), 12/06/2022(a)(b)	2,500,000	2,506,625
Residential Reinsurance 2019 Ltd. (Cayman Islands),
Catastrophe Linked Notes, 0.00%, 12/06/2020(a)(c)	1,750,000	1,630,037
4.76%, (3 mo. U.S. Treasury Bill Rate + 4.50%), 06/06/2023(a)(b)	500,000	496,125
12.48%, (3 mo. U.S. Treasury Bill Rate + 11.50%), 12/06/2023(a)(b)	1,000,000	1,007,750
See accompanying notes which are an integral part of this schedule.
Invesco Master Event-Linked Bond Fund

Principal Amount		Value
Multiple Event–(continued)
Residential Reinsurance 2020 Ltd. (Cayman Islands), Series 2013, Catastrophe Linked Notes, 5.61% (3 mo. U.S. Treasury Bill Rate + 5.50%), 06/06/2024(a)(b)	$500,000	$505,775
Riverfront Re Ltd. (Supranational),
Catastrophe Linked Notes, 4.95%, (3 mo. U.S. Treasury Bill Rate + 4.91%), 01/15/2021(a)(b)	2,500,000	2,506,625
6.83%, (3 mo. U.S. Treasury Bill Rate + 6.51%), 01/15/2021(a)(b)	2,000,000	2,011,300
Sanders RE II Ltd. (Bermuda),
Catastrophe Linked Notes, 13.93%, (3 mo. USD LIBOR + 13.90%), 04/07/2023(a)(b)	4,750,000	3,105,312
4.50%, (3 mo. U.S. Treasury Bill Rate + 4.50%), 04/07/2024(a)(b)	2,250,000	2,268,956
12.75%, (3 mo. U.S. Treasury Bill Rate + 12.75%), 04/07/2024(a)(b)	1,000,000	950,625
Series A, Catastrophe Linked Notes, 5.50% (3 mo. U.S. Treasury Bill Rate + 5.50%), 06/07/2023(a)(b)	1,250,000	1,279,187
Sanders Re Ltd.,
Catastrophe Linked Notes, 2.97%, (6 mo. USD LIBOR + 2.99%), 12/06/2021(a)(b)	1,500,000	1,485,225
5.59%, (3 mo. U.S. Treasury Bill Rate + 5.50%), 04/07/2022(a)(b)	6,500,000	6,398,275
SD Re Ltd.,
Catastrophe Linked Notes, 4.11% (3 mo. USD LIBOR + 4.00%), 10/19/2021(a)(b)	2,400,000	2,295,000
Series 1, Catastrophe Linked Notes, 9.83% (1 mo. U.S. Treasury Bill Rate + 9.75%), 07/14/2023(a)(b)	500,000	500,875
Spectrum Capital Ltd. (Bermuda), Catastrophe Linked Notes, 5.97% (6 mo. USD LIBOR + 5.75%), 06/08/2021(a)(b)	1,000,000	1,006,150
Stratosphere Re Ltd., Catastrophe Linked Notes, 2.84% (3 mo. U.S. Treasury Bill Rate + 2.75%), 02/07/2023(a)(b)	1,500,000	1,507,275
Tailwind Re Ltd.,
Series 2017-1, Catastrophe Linked Notes, 9.19%, (3 mo. U.S. Treasury Bill Rate + 9.10%), 01/08/2022(a)(b)	1,250,000	1,265,563
11.15%, (3 mo. U.S. Treasury Bill Rate + 11.06%), 01/08/2022(a)(b)	750,000	759,938
		150,679,387
Other–1.67%
Vitality Re IX Ltd., Catastrophe Linked Notes, 1.84% (3 mo. U.S. Treasury Bill Rate + 1.75%), 01/10/2022(a)(b)	500,000	498,375
Vitality Re VIII Ltd., Catastrophe Linked Notes, 2.09% (3 mo. U.S. Treasury Bill Rate + 2.00%), 01/08/2021(a)(b)	750,000	746,438
Vitality Re X Ltd.,
Catastrophe Linked Notes, 2.09%, (3 mo. U.S. Treasury Bill Rate + 2.00%), 01/10/2023(a)(b)	500,000	498,125
1.75%, (3 mo. U.S. Treasury Bill Rate + 1.75%), 01/10/2023(a)(b)	1,250,000	1,247,812
Principal Amount		Value
Other–(continued)
Vitality Re XI Ltd.,
Catastrophe Linked Notes, 1.59%, (3 mo. U.S. Treasury Bill Rate + 1.50%), 01/09/2024(a)(b)	$2,000,000	$1,994,500
1.89%, (3 mo. U.S. Treasury Bill Rate + 1.80%), 01/09/2024(a)(b)	500,000	497,875
		5,483,125
Windstorm–14.68%
Akibare Re Ltd. (Japan),
Catastrophe Linked Notes, 2.12%, (3 mo. USD LIBOR + 1.90%), 04/07/2022(a)(b)	6,500,000	6,467,050
0.10%, (6 mo. USD LIBOR + 2.50%), 04/07/2023(a)(b)	1,553,612	3,690
Alamo Re II Pte. Ltd. (Singapore), Series A, Catastrophe Linked Notes, 5.86% (1 mo. U.S. Treasury Bill Rate + 5.75%), 06/08/2023(a)(b)	2,000,000	2,073,500
Aozora Re Ltd. (Japan), Catastrophe Linked Notes, 3.51% (6 mo. USD LIBOR + 2.00%), 04/07/2021(a)(b)	6,500,000	6,532,500
Bonanza Re Ltd. (Bermuda), Catastrophe Linked Notes, 4.85% (3 mo. U.S. Treasury Bill Rate + 4.75%), 02/20/2024(a)(b)	2,500,000	2,510,625
Casablanca Re Ltd., Catastrophe Linked Notes, 15.58% (6 mo. USD LIBOR + 15.49%), 06/04/2023(a)(b)(d)	312,757	250,000
Casablanca Re Pte. Ltd. (Singapore),
Series A, Catastrophe Linked Notes, 0.00%, 06/07/2021(a)(c)	750,000	709,088
Series B, Catastrophe Linked Notes, 0.00%, 06/07/2021(a)(c)	500,000	453,300
Catahoula Re Pte. Ltd. (Singapore), Catastrophe Linked Notes, 3.67% (3 mo. USD LIBOR + 3.50%), 05/09/2023(a)(b)	750,000	762,337
Everglades Re II Ltd., Catastrophe Linked Notes, 6.35% (3 mo. U.S. Treasury Bill Rate + 6.25%), 05/04/2023(a)(b)	1,000,000	1,022,750
Frontline Re Ltd.,
Catastrophe Linked Notes, 7.83%, (3 mo. U.S. Treasury Bill Rate + 7.74%), 07/06/2022(a)(b)	4,250,000	1,742,500
0.59%, (3 mo. U.S. Treasury Bill Rate + 0.50%), 07/06/2022(a)(b)	174,778	26,479
Hexagon II Reinsurance DAC (France), Catastrophe Linked Notes, 4.70% (3 mo. EURIBOR + 5.15%), 01/17/2024(a)(b)	2,000,000	2,317,054
Hexagon Reinsurance DAC (Ireland),
Catastrophe Linked Notes, 8.75%, (3 mo. EURIBOR + 8.75%), 01/19/2022(a)(b)	2,650,000	3,036,230
7.11%, (3 mo. EURIBOR + 7.11%), 01/19/2022(a)(b)	2,300,000	2,642,365
Integrity Re II Pte. Ltd (Bermuda), Catastrophe Linked Notes, 7.40% (3 mo. USD LIBOR + 7.25%), 04/12/2023(a)(b)	1,500,000	1,536,187
See accompanying notes which are an integral part of this schedule.
Invesco Master Event-Linked Bond Fund

Principal Amount		Value
Windstorm–(continued)
Integrity Re Ltd.,
Catastrophe Linked Notes, 4.05%, (3 mo. USD LIBOR + 4.05%), 06/10/2022(a)(b)	$1,000,000	$984,950
4.90%, (3 mo. USD LIBOR + 4.86%), 06/12/2023(a)(b)	500,000	496,975
Long Point Re III Ltd., Catastrophe Linked Notes, 2.84% (3 mo. U.S. Treasury Bill Rate + 2.75%), 06/01/2022(a)(b)	2,450,000	2,459,432
Manatee Re II Ltd., Catastrophe Linked Notes, 8.39% (3 mo. U.S. Treasury Bill Rate + 8.34%), 06/07/2021(a)(b)	1,750,000	1,736,262
Matterhorn Re Ltd. (Bermuda),
Catastrophe Linked Notes, 0.00%, 12/07/2020(a)(c)	2,250,000	2,224,913
5.36%, (3 mo. U.S. Treasury Bill Rate + 5.25%), 12/07/2021(a)(b)	1,000,000	1,003,150
7.61%, (3 mo. U.S. Treasury Bill Rate + 7.50%), 12/07/2021(a)(b)	750,000	754,538
6.36%, (3 mo. U.S. Treasury Bill Rate + 6.25%), 12/07/2021(a)(b)	1,000,000	1,004,800
7.11%, (3 mo. U.S. Treasury Bill Rate + 7.00%), 12/07/2021(a)(b)	750,000	767,437
5.09%, (3 mo. U.S. Treasury Bill Rate + 5.00%), 01/08/2024(a)(b)	1,750,000	1,759,100
Series A, Catastrophe Linked Notes, 10.11% (3 mo. U.S. Treasury Bill Rate + 10.00%), 12/07/2021(a)(b)	750,000	761,438
Pelican IV Re Ltd., Catastrophe Linked Notes, 2.00% (3 mo. USD LIBOR + 2.00%), 05/07/2021(a)(b)	1,500,000	1,505,625
Principal Amount		Value
Windstorm–(continued)
Windmill II Re Ltd. (Europe), Catastrophe Linked Notes, 4.00% (3 mo. EURIBOR + 4.00%), 07/05/2024(a)(b)	$500,000	$586,591
		48,130,866
Total Event-Linked Bonds (Cost $322,144,107)		312,047,769
Shares
Preferred Stocks–1.59%
Multiple Event–1.59%
Kinesis Re Ltd., Series 2020, Pfd.(d)	249,377	2,827,713
Lorenz Re Ltd., Series 2020, Pfd.(d)	22,500	2,374,007
Total Preferred Stocks (Cost $4,750,000)		5,201,720
Money Market Funds–2.38%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(e)(f)	2,727,260	2,727,260
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(e)(f)	1,946,659	1,947,632
Invesco Treasury Portfolio, Institutional Class, 0.02%(e)(f)	3,116,868	3,116,868
Total Money Market Funds (Cost $7,791,932)		7,791,760
TOTAL INVESTMENTS IN SECURITIES–99.17% (Cost $334,686,039)		325,041,249
OTHER ASSETS LESS LIABILITIES—0.83%		2,716,561
NET ASSETS–100.00%		$327,757,810
Investment Abbreviations:
DAC	– Designated Activity Co.
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $308,818,993, which represented 94.22% of the Fund’s Net Assets.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2020.
(c)	Zero coupon bond issued at a discount.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,119,156	$167,043,861	$(169,435,757)	$-	$-	$2,727,260	$35,996
Invesco Liquid Assets Portfolio, Institutional Class	-	5,510,959	(3,562,916)	(172)	(239)	1,947,632	594
Invesco Treasury Portfolio, Institutional Class	-	8,817,534	(5,700,666)	-	-	3,116,868	311
Total	$5,119,156	$181,372,354	$(178,699,339)	$(172)	$(239)	$7,791,760	$36,901

(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.

See accompanying notes which are an integral part of this schedule.
Invesco Master Event-Linked Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
12/16/2020	Citibank N.A.	GBP	2,500,000	USD	3,242,562	$15,166
12/16/2020	UBS	EUR	11,450,000	USD	13,594,092	146,917
Total Forward Foreign Currency Contracts						$162,083

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Master Event-Linked Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2020, there were transfers from Level 2 to Level 3 of $12,844,527, due to either the lack of availability of market data or the evaluated price provided by pricing vendor.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Event-Linked Bonds	$—	$304,404,962	$7,642,807	$312,047,769
Preferred Stocks	—	—	5,201,720	5,201,720
Money Market Funds	7,791,760	—	—	7,791,760
Total Investments in Securities	7,791,760	304,404,962	12,844,527	325,041,249
Other Investments - Assets*
Forward Foreign Currency Contracts	—	162,083	—	162,083
Total Investments	$7,791,760	$304,567,045	$12,844,527	$325,203,332

*	Unrealized appreciation.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended September 30, 2020:
	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 09/30/20
Event-Linked Bonds	$–	$–	$–	$–	$–	$–	$7,642,807	$–	$7,642,807
Preferred Stocks	–	–	–	–	–	–	5,201,720	–	5,201,720
Total	$–	$–	$–	$–	$–	$–	$12,844,527	$–	$12,844,527
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Subsequent Event
On October 20, 2020, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund closed to investments by new accounts after the close of business on October 20, 2020. The Fund will be liquidated on or about January 13, 2021.
Invesco Master Event-Linked Bond Fund